STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

December 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4%
Alabama - .7%
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000		1,944,666
Arizona - 3.1%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000		6,030,350
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000		2,207,043
				8,237,393
Arkansas - .4%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2020	1,070,000		1,072,996
California - 4.8%
California, GO, Refunding	5.00	4/1/2024	1,500,000		1,746,285
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (California Academy of Sciences Project) Ser. B, 1 Month LIBOR x .7 +.38%	1.63	8/1/2021	2,280,000	[a]	2,278,313
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000		2,716,009
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2021	2,700,000		2,834,136
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2021	1,400,000		1,484,700
University of California Regents, Revenue Bonds, Refunding	1.42	5/15/2048	1,900,000	[b]	1,900,000
				12,959,443
Colorado - 2.2%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2024	2,145,000		2,452,979
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2022	3,000,000		3,316,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Colorado - 2.2% (continued)
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	148,515
				5,918,024
Connecticut - 1.3%
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	2,000,000	2,125,620
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,317,304
				3,442,924
District of Columbia - 2.4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	5,096,878
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000	1,319,580
				6,416,458
Florida - 7.5%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,914,675
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2020	2,700,000	2,702,052
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2020	1,450,000	1,472,692
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000	1,381,000
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	1,240,000	1,316,186
Jacksonville, Revenue Bonds, Refunding (Better Jacksonville)	5.00	10/1/2024	3,000,000	3,298,950
Lee County Solid Waste System, Revenue Bonds, Refunding	5.00	10/1/2021	3,150,000	3,325,045
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2020	3,100,000	3,189,807
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2021	1,500,000	1,596,795
				20,197,202
Georgia - 2.6%
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Project) Ser. A	5.00	7/1/2021	2,000,000	2,112,840

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Georgia - 2.6% (continued)
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Project) Ser. A	5.00	7/1/2020	1,800,000	1,833,804
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	2,000,000	2,052,180
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	1,003,320
				7,002,144
Illinois - 11.6%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,112,010
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2020	1,000,000	1,029,510
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2021	1,315,000	1,397,398
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000	1,315,428
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2020	1,850,000	1,912,974
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2021	1,795,000	1,862,582
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000	1,121,260
Illinois Finance Authority, Revenue Bonds, Refunding (OFS Healthcare System Obligated Group) Ser. A	5.00	11/15/2020	2,405,000	2,482,032
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	1,200,000	1,234,308
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	2,590,000	2,664,048
Illinois State Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000	1,764,825
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2021	4,800,000	5,133,168
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2020	1,000,000	1,033,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Illinois - 11.6% (continued)
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000	3,495,310
Springfield II Electric, Revenue Bonds, Refunding	5.00	3/1/2020	2,000,000	2,011,660
University of Illinois, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2025	1,470,000	1,560,037
				31,129,850
Indiana - 6.9%
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000	3,214,950
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2022	1,135,000	1,254,152
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2021	1,000,000	1,068,860
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	10/1/2024	865,000	973,895
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2024	800,000	902,352
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2025	1,295,000	1,487,981
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding (Indianapolis Airport Authority Project) Ser. A1	5.00	1/1/2021	3,870,000	4,015,318
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	5,463,300
				18,380,808
Louisiana - 1.8%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000	1,183,440
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop LLC Project)	1.65	12/1/2023	2,500,000	2,504,575
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	1,010,410
				4,698,425

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Maine - .4%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000	1,152,190
Maryland - 2.3%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel Project)	5.00	9/1/2021	1,000,000	1,057,680
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2022	1,600,000	1,751,392
Maryland State Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,354,361
				6,163,433
Massachusetts - 2.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	750,000	791,858
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2020	450,000	457,799
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	2,770,000	3,021,350
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000	2,307,747
				6,578,754
Michigan - 1.7%
Michigan Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System Obligated Group)	5.00	11/15/2021	1,125,000	1,201,286
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2020	1,000,000	1,018,830
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,273,860
				4,493,976
Minnesota - .4%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,185,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Missouri - 1.9%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2020	3,960,000	4,021,459
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2020	1,070,000	1,104,561
				5,126,020
Nevada - 2.4%
Clark County, GO, Refunding, Ser. A	5.00	11/1/2021	1,600,000	1,714,096
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,143,335
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,500,000	3,693,200
				6,550,631
New Jersey - 6.7%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,300,000	1,367,314
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2020	1,275,000	1,295,617
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2021	2,190,000	2,299,522
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	5.00	7/1/2020	2,000,000	2,037,460
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2021	2,280,000	2,435,496
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 2015-1A	5.00	12/1/2020	3,000,000	3,099,630
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2021	1,410,000	1,450,255
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,848,525
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,154,764
				17,988,583
New York - 4.9%
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2021	1,000,000	1,070,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 4.9% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2025	1,500,000		1,782,930
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines-Laguardia)	5.00	1/1/2023	3,580,000		3,927,690
Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Consolidated Bonds, Ser. 195th)	5.00	10/1/2021	2,500,000		2,663,025
Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Consolidated Bonds, Ser. 202nd)	5.00	10/15/2021	2,000,000		2,133,300
TSASC, Revenue Bond, Refunding, Ser. B	5.00	6/1/2020	1,500,000		1,516,680
				13,094,125
Ohio - 1.2%
Franklin County, Revenue Bonds, Refunding (OhioHealth Obligated Group)	5.00	5/15/2021	1,275,000		1,340,994
Ohio, Revenue Bonds, Ser. 2019-1	5.00	12/15/2024	1,500,000		1,774,470
				3,115,464
Pennsylvania - 9.1%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,286,260
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds	5.00	6/1/2023	1,000,000		1,116,890
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,202,430
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	2.03	9/1/2022	5,000,000	[a]	5,004,250
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. C, 6 Month MUNIPSA +.72%	2.33	9/1/2023	2,000,000	[a]	2,000,020
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000		2,529,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 9.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	2/1/2022	1,665,000	1,795,086
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2021	2,135,000	2,246,618
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000	2,329,380
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	10/1/2021	1,200,000	1,277,172
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000	1,090,240
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, Refunding	5.00	3/1/2021	1,350,000	1,409,913
				24,288,084
Rhode Island - 1.6%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Lifespan Obligation Group)	5.00	5/15/2021	2,250,000	2,357,010
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	2,020,000	2,048,745
				4,405,755
Tennessee - 1.9%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2021	2,000,000	2,121,140
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. C	5.00	2/1/2021	2,905,000	3,011,672
				5,132,812
Texas - 12.9%
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2021	1,000,000	1,034,320
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,717,120
Dallas Love Field, Revenue Bonds	5.00	11/1/2020	1,000,000	1,031,270
Denton Utility System, Revenue Bonds	5.00	12/1/2021	1,250,000	1,341,937
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,546,050
Houston, GO, Refunding, Ser. A	5.00	3/1/2022	1,500,000	1,625,190

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Texas - 12.9% (continued)
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. A, 1 Month MUNIPSA +.90%	2.51	5/1/2020	5,000,000	[a] 5,001,550
Houston Hotel Occupancy, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2020	1,000,000	1,024,660
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	5.00	5/15/2024	1,040,000	1,204,320
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	2,910,000	3,131,480
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2021	1,000,000	1,038,470
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,937,425
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	3,641,680
Texas, GO	5.00	8/1/2021	4,115,000	4,355,974
				34,631,446
Utah - .8%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2022	2,000,000	2,178,380
Virginia - .4%
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project) Ser. A	5.00	5/15/2021	1,000,000	1,052,460
Washington - 1.3%
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,293,360
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	1,179,610
				3,472,970
Wisconsin - .7%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp Project)	5.00	3/1/2020	2,000,000	2,012,000
Total Investments (cost $261,089,976)			98.4%	264,023,006
Cash and Receivables (Net)			1.6%	4,219,259
Net Assets			100.0%	268,242,265

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and

STATEMENT OF INVESTMENTS (Unaudited) (continued)

may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	264,023,006	-	264,023,006

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2019, accumulated net unrealized appreciation on investments was $2,933,030, consisting of $2,969,623 gross unrealized appreciation and $36,593 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.